Shareholder Report, Average Annual Return (Details) 193635_Reckoner Yield Enhanced AAA CLO ETF_TF_TSR Annual {TF}	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Reckoner Yield Enhanced AAA CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reckoner Yield Enhanced AAA CLO ETF NAV
Average Annual Return, Percent		5.29%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		4.61%
JP Morgan CLOIE AAA Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CLOIE AAA Total Return Index
Average Annual Return, Percent		4.99%